PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 87,533
Values at end of year	101,027	$ 87,533
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	149,349	99,256
Additions related to business combinations (note 25.16)	1,465	3,681
Additions	28,630	47,037
Disposals	1,256	315
Transfers	0	0
Translation	(61)	(310)
Values at end of year	178,127	149,349
Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(61,816)	(47,796)
Additions	16,037	14,542
Disposals	(812)	(237)
Translation	59	(285)
Values at end of year	$ (77,100)	$ (61,816)
Computer equipment and software
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 13,662
Values at end of year	17,685	$ 13,662
Computer equipment and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	38,939	30,053
Additions related to business combinations (note 25.16)	1,075	878
Additions	10,900	8,397
Disposals	592	268
Transfers	0	48
Translation	10	(169)
Values at end of year	50,332	38,939
Computer equipment and software | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(25,277)	(18,873)
Additions	7,837	6,759
Disposals	(496)	(191)
Translation	29	(164)
Values at end of year	$ (32,647)	$ (25,277)
Furniture and office supplies
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 4,255
Values at end of year	3,433	$ 4,255
Furniture and office supplies | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	9,599	7,142
Additions related to business combinations (note 25.16)	222	727
Additions	625	570
Disposals	489	42
Transfers	89	1,369
Translation	38	(167)
Values at end of year	10,084	9,599
Furniture and office supplies | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(5,344)	(4,296)
Additions	1,464	1,225
Disposals	(250)	(46)
Translation	93	(131)
Values at end of year	$ (6,651)	$ (5,344)
Office fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	3 years	3 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 20,067
Values at end of year	14,967	$ 20,067
Office fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	50,357	41,904
Additions related to business combinations (note 25.16)	139	1,585
Additions	810	1,055
Disposals	71	0
Transfers	442	5,787
Translation	(109)	26
Values at end of year	51,568	50,357
Office fixtures | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(30,290)	(23,997)
Additions	6,413	6,283
Disposals	(35)	0
Translation	(67)	10
Values at end of year	$ (36,601)	$ (30,290)
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	5 years	5 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 80
Values at end of year	62	$ 80
Vehicles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	108	37
Additions related to business combinations (note 25.16)	29	71
Additions	0	0
Disposals	58	0
Transfers	0	0
Translation	0	0
Values at end of year	79	108
Vehicles | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(28)	(21)
Additions	16	7
Disposals	(31)	0
Translation	4	0
Values at end of year	$ (17)	$ (28)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (years)	50 years	50 years
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	$ 12,944
Values at end of year	12,723	$ 12,944
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	13,821	13,401
Additions related to business combinations (note 25.16)	0	420
Additions	10	0
Disposals	0	0
Transfers	76	0
Translation	0	0
Values at end of year	13,907	13,821
Buildings | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	(877)	(609)
Additions	307	268
Disposals	0	0
Translation	0	0
Values at end of year	(1,184)	(877)
Lands
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354
Values at end of year	2,354	2,354
Lands | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	2,354	2,354
Additions related to business combinations (note 25.16)	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation	0	0
Values at end of year	2,354	2,354
Lands | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Disposals	0	0
Translation	0	0
Values at end of year	0	0
Properties under construction
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	34,171
Values at end of year	49,803	34,171
Properties under construction | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	34,171	4,365
Additions related to business combinations (note 25.16)	0	0
Additions	16,285	37,015
Disposals	46	5
Transfers	(607)	(7,204)
Translation	0	0
Values at end of year	49,803	34,171
Properties under construction | Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Values at beginning of year	0	0
Additions	0	0
Disposals	0	0
Translation	0	0
Values at end of year	$ 0	$ 0